Treasury Stock (Details) (ADS [Member]) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 30, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount	$ 20.0
Share repurchase program, period in force	12 months
Share repurchase program, shares, repurchased during period		2,524,574	2,524,574	2,273,695	2,273,695
Share repurchase program, consideration, repurchased during period		11.7	72.6	8.3	52.5
Aggregate shares repurchased, number of shares		4,798,269	4,798,269
Shares repurchased, consideration		20.0	125.1
Aggregate consideration of cancellation of repurchased shares		20.2	126.6
Cancellation fees		$ 0.2	1.5